S000001149 [Member] Expense Example - TCW METWEST HIGH YIELD BOND FUND	Mar. 31, 2025 USD ($)
CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	353
Expense Example, with Redemption, 10 Years	795
CLASS M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	$ 1,125